CAPITAL APPRECIATION                              Countrywide Investments
     INCOME





SEMI-ANNUAL
   REPORT

September 30, 1999
(Unaudited)

                                                          Utility Fund

                                                           Equity Fund

                                                     Growth/Value Fund

                                                 Aggressive Growth Fund


LOGO: COUNTRYWIDE INVESTMENTS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter from the President......................................................3

Statements of Assets and Liabilities.........................................4-5

Statements of Operations.....................................................6-7

Statements of Changes in Net Assets..........................................8-9

Financial Highlights.......................................................10-16

Notes to Financial Statements..............................................17-22

Portfolios of Investments:

     Utility Fund..........................................................23-24

     Equity Fund...........................................................25-26

     Growth/Value Fund.....................................................27-28

     Aggressive Growth Fund...................................................29

Results of Special Meeting of Shareholders....................................30


2 - Countrywide Investments

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

photo: Robert H. Leshner


Dear Fellow Shareholders:

We are pleased to present Countrywide Strategic Trust's Semi-Annual Report for the six months ended September 30, 1999. This report provides financial data and performance information for the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund. These Funds represent the four equity products currently offered among the 16 mutual funds which comprise the Countrywide Family of Funds.

We are pleased to announce that on October 29, 1999, Fort Washington Investment Advisors, Inc., a registered investment advisory firm and part of the Western-Southern Enterprise, completed the acquisition of Countrywide Financial Services, Inc. The Western-Southern Enterprise, a dynamic financial services group, includes The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Capital Analysts and Eagle Realty Group. With this acquisition, Western-Southern Enterprise assets owned or under management have passed the $20 billion mark. In cooperation with Fort Washington Investment Advisors, we look forward to offering shareholders enhanced flexibility, responsiveness and product diversity.

The U.S. economy remains remarkably strong. We attribute this to increased activity in the manufacturing sector, low unemployment, healthy sales in the housing market, strong GDP growth, negligible inflation and unwavering consumer confidence. Markets suffered losses during the quarter ended September 30, 1999, but this was indicative of a market correction rather than a persistent trend. In spite of this volatility, the Countrywide Growth/Value Fund received national recognition for its overall performance as of September 30, 1999.

Recent interest rate increases put downward price pressure on bonds. Consequently, the bond market endured its worst year since 1994 and the second worst year on record. Nevertheless, attractive opportunities exist, especially in the corporate, mortgage-backed and government agency sectors of the market.

Historically, higher interest rates have been negative for both stocks and bonds. Although this was the case during the calendar third quarter, we are positive for the U.S. stock market going forward. Recovery in Asian economies will continue to create additional demand for U.S. products, and the expected build-up in inventories will be a positive for manufacturing. In addition, the U.S. is better prepared than other countries to deal with Y2K issues. As a result, we feel that there will be a strong demand for dollar denominated investments as investors, concerned about an international lack of Y2K preparedness, search for a safe haven.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President
                                                     Countrywide Investments - 3

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1999 (Unaudited)
------------------------------------------------------------------------------------
                                                          UTILITY         EQUITY
(000's)                                                    FUND            FUND
------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost                                 $    27,337      $    40,058
                                                       =============================
   At amortized cost                                   $    27,318      $    40,058
                                                       =============================
   At market value (Note 2)                            $    44,887      $    57,358
Repurchase agreements (Note 2)                                  --            6,410
Cash                                                             1                4
Dividends and interest receivable                              123               29
Receivable for capital shares sold                              13               14
Other assets                                                    13               27
                                                       -----------------------------
TOTAL ASSETS                                                45,037           63,842
                                                       -----------------------------

LIABILITIES
Dividends payable                                               26               --
Payable for capital shares redeemed                             97                6
Payable to affiliates (Note 4)                                  35               57
Other accrued expenses and liabilities                          12               18
                                                       -----------------------------
TOTAL LIABILITIES                                              170               81
                                                       -----------------------------

NET ASSETS                                             $    44,867      $    63,761
                                                       =============================

NET ASSETS CONSIST OF:
Paid-in capital                                        $    25,153      $    45,949
Accumulated net investment loss                                 --              (64)
Accumulated net realized gains
   from security transactions                                2,145              576
Net unrealized appreciation on investments                  17,569           17,300
                                                       -----------------------------

NET ASSETS                                             $    44,867      $    63,761
                                                       =============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares              $    41,519      $    60,517
                                                       =============================
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)
  (Note 5)                                                   2,437            2,803
                                                       =============================
Net asset value and redemption
   price per share (Note 2)                            $     17.03      $     21.59
                                                       =============================
Maximum offering price per share (Note 2)              $     18.07      $     22.91
                                                       =============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares              $     3,348      $     3,244
                                                       =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5)                                      197              153
                                                       =============================
Net asset value and redemption
   price per share (Note 2)                            $     17.02      $     21.21
                                                       =============================
Maximum offering price per share (Note 2)              $     17.24      $     21.48
                                                       =============================

See accompanying notes to financial statements.


4 - Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1999 (Unaudited)
-------------------------------------------------------------------------------------
                                                          GROWTH/       AGGRESSIVE
                                                           VALUE          GROWTH
(000's)                                                    FUND            FUND
-------------------------------------------------------------------------------------

ASSETS
Investment securities:
   At acquisition cost                                 $    14,742      $     6,108
                                                       =============================
   At amortized cost                                   $    14,742      $     6,108
                                                       =============================
   At market value (Note 2)                            $    25,241      $    10,793
Dividends receivable                                             4               --
Receivable for capital shares sold                             129                9
Organization costs, net (Note 2)                                 6                6
Other assets                                                     8                8
                                                       -----------------------------
TOTAL ASSETS                                                25,388           10,816
                                                       -----------------------------

LIABILITIES
Bank overdraft                                                 212              108
Payable for capital shares redeemed                             12               --
Payable to affiliates (Note 4)                                  17                6
Other accrued expenses and liabilities                          12               10
                                                       -----------------------------
TOTAL LIABILITIES                                              253              124
                                                       -----------------------------

NET ASSETS                                             $    25,135      $    10,692
                                                       =============================

NET ASSETS CONSIST OF:
Paid-in capital                                        $    13,504      $     6,029
Accumulated net investment loss                               (129)             (91)
Accumulated net realized gains from
   security transactions                                     1,261               69
Net unrealized appreciation on investments                  10,499            4,685
                                                       -----------------------------

NET ASSETS                                             $    25,135      $    10,692
                                                       =============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares              $    24,692      $    10,692
                                                       =============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5)                                    1,291              593
                                                       =============================
Net asset value and redemption
   price per share (Note 2)                            $     19.12      $     18.02
                                                       =============================
Maximum offering price per share (Note 2)              $     20.29      $     19.12
                                                       =============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares              $       443
                                                       ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5)                                       23
                                                       ============
Net asset value and redemption
   price per share (Note 2)                            $     19.11
                                                       ============
Maximum offering price per share (Note 2)              $     19.35
                                                       ============

See accompanying notes to financial statements.


                                                     Countrywide Investments - 5

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1999 (Unaudited)
------------------------------------------------------------------------------------
                                                          UTILITY         EQUITY
(000's)                                                    FUND            FUND
------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                              $       709      $       264
Interest                                                        81               89
                                                       -----------------------------
TOTAL INVESTMENT INCOME                                        790              353
                                                       -----------------------------

EXPENSES
Investment advisory fees (Note 4)                              172              231
Distribution expenses, Class A (Note 4)                         47               73
Distribution expenses, Class C (Note 4)                         15               16
Transfer agent fees, Class A (Note 4)                           18               16
Transfer agent fees, Class C (Note 4)                            6                6
Accounting services fees (Note 4)                               18               21
Professional fees                                               11               14
Registration fees, Common                                        2                2
Registration fees, Class A                                       5                5
Registration fees, Class C                                       5                5
Custodian fees                                                   7                8
Postage and supplies                                             7                7
Trustees' fees and expenses                                      6                6
Reports to shareholders                                          4                4
Other expenses                                                   3                3
                                                       -----------------------------
TOTAL EXPENSES                                                 326              417
                                                       -----------------------------

NET INVESTMENT INCOME (LOSS)                                   464             ( 64)
                                                       -----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                  614              504
Net change in unrealized appreciation/
   depreciation on investments                               3,799           (1,996)
                                                       -----------------------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                                   4,413           (1,492)
                                                       -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  $     4,877      $    (1,556)
                                                       =============================

See accompanying notes to financial statements.

6 - Countrywide Investments


STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1999 (Unaudited)
------------------------------------------------------------------------------------
                                                          GROWTH/       AGGRESSIVE
                                                           VALUE          GROWTH
(000's)                                                    FUND            FUND
------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                              $        43      $         3
Interest                                                        20                1
                                                       -----------------------------
TOTAL INVESTMENT INCOME                                         63                4
                                                       -----------------------------

EXPENSES
Investment advisory fees (Note 4)                              115               48
Custodian fees                                                  10               18
Accounting services fees (Note 4)                               14               12
Interest expense (Note 6)                                       --               20
Professional fees                                               10                8
Registration fees, Common                                        9                8
Transfer agent fees, Class A (Note 4)                            9                6
Transfer agent fees, Class C (Note 4)                            2               --
Trustees' fees and expenses                                      6                6
Postage and supplies                                             5                4
Distribution expenses, Class A (Note 4)                          4                2
Amortization of organization costs (Note 2)                      3                3
Reports to shareholders                                          2                2
Other expenses                                                   3                2
                                                       -----------------------------
TOTAL EXPENSES                                                 192              139
Fees waived and expenses reimbursed
   by the Adviser (Notes 4, 6)                                  --              (44)
                                                       -----------------------------
NET EXPENSES                                                   192               95
                                                       -----------------------------

NET INVESTMENT LOSS                                           (129)             (91)
                                                       -----------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                1,261               69
Net change in unrealized appreciation/
   depreciation on investments                                 949            1,366
                                                       -----------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS             2,210            1,435
                                                       -----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS             $     2,081      $     1,344
                                                       =============================

See accompanying notes to financial statements.

                                                     Countrywide Investments - 7


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------
                                      UTILITY FUND                 EQUITY FUND
-------------------------------------------------------------------------------------
                                 SIX MONTHS                 SIX MONTHS
                                    ENDED       YEAR           ENDED         YEAR
                                  SEPT. 30,     ENDED        SEPT. 30,       ENDED
                                    1999       MARCH 31,       1999        MARCH 31,
(000's)                          (UNAUDITED)     1999       (UNAUDITED)      1999
-------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)     $     464     $    961      $    (64)    $      57
Net realized gains from
   security transactions               614        2,009           504            73
Net change in unrealized appreciation/
   depreciation on investments       3,799       (5,230)       (1,996)        6,891
                                 ---------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM OPERATIONS     4,877       (2,260)       (1,556)        7,021
                                 ---------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A   (449)        (923)           --           (57)
From net investment income, Class C    (15)         (38)           --            --
Return of capital, Class A              --           --            --            (8)
From net realized gains on security
   transactions, Class A                --         (441)           --            --
From net realized gains on security
   transactions, Class C                --          (37)           --            --
                                 ---------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS      (464)      (1,439)           --           (65)
                                 ---------------------------------------------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold            2,483        4,525         9,089        16,147
Reinvested distributions               398        1,225            --            63
Payments for shares redeemed        (3,808)      (6,425)       (2,679)       (5,648)
                                 ---------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CLASS A SHARE
   TRANSACTIONS                       (927)        (675)        6,410        10,562
                                 ---------------------------------------------------
CLASS C
Proceeds from shares sold              250          424           305           567
Reinvested distributions                14           70            --            --
Payments for shares redeemed          (489)        (573)         (104)       (1,577)
                                 ---------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CLASS C SHARE
   TRANSACTIONS                       (225)         (79)          201        (1,010)
                                 ---------------------------------------------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                     3,261       (4,453)        5,055        16,508
                                 ---------------------------------------------------

NET ASSETS
Beginning of period                 41,606       46,059        58,706        42,198
                                 ---------------------------------------------------

End of period                    $  44,867     $ 41,606      $ 63,761     $  58,706
                                 ===================================================

See accompanying notes to financial statements.


8 - Countrywide Investments


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------
                               GROWTH/VALUE FUND           AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------
                                 SIX MONTHS                 SIX MONTHS
                                    ENDED        YEAR          ENDED         YEAR
                                  SEPT. 30,      ENDED       SEPT. 30,       ENDED
                                    1999       MARCH 31,       1999        MARCH 31,
(000's)                          (UNAUDITED)     1999       (UNAUDITED)      1999

------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss              $    (129)    $   (236)     $    (91)    $    (190)
Net realized gains from
   security transactions             1,261        3,988            69         1,735
Net change in unrealized appreciation/
   depreciation on investments         949        1,438         1,366         ( 937)
                                 ---------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   2,081        5,190         1,344           608
                                 ---------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on security
   transactions, Class A                --       (4,391)           --        (1,620)
                                 ---------------------------------------------------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold            5,456        4,556         1,826         3,397
Reinvested distributions                --        2,552            --           978
Payments for shares redeemed        (7,517)     (11,892)       (3,880)       (7,456)
                                 ---------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS       (2,061)      (4,784)       (2,054)       (3,081)
                                 ---------------------------------------------------
CLASS C
Proceeds from shares sold              460           --
Reinvested distributions                --           --
Payments for shares redeemed            (9)          --
                                 -----------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS          451           --
                                 -----------------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                       471       (3,985)         (710)       (4,093)
                                 ---------------------------------------------------

NET ASSETS
Beginning of period                 24,664       28,649        11,402        15,495
                                 ---------------------------------------------------

End of period                    $  25,135     $ 24,664      $ 10,692     $  11,402
                                 ===================================================

See accompanying notes to financial statements.


                                                     Countrywide Investments - 9


UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   15.42         $   16.76      $   12.44      $   12.24      $   10.47      $   10.52
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      0.18              0.38           0.43           0.46           0.47           0.43
   Net realized and unrealized gains
     (losses) on investments                  1.61             (1.16)          4.56           0.22           1.77          (0.05)
                                         -------------------------------------------------------------------------------------------
Total from investment operations              1.79             (0.78)          4.99           0.68           2.24           0.38
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
      income                                 (0.18)            (0.38)         (0.43)         (0.46)         (0.47)         (0.43)
   Distributions from net realized gains        --             (0.18)         (0.24)         (0.02)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                          (0.18)            (0.56)         (0.67)         (0.48)         (0.47)         (0.43)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   17.03         $   15.42      $   16.76      $   12.44      $   12.24      $   10.47
                                         ===========================================================================================

Total return(A)                              11.61%            (4.79%)        40.92%          5.61%         21.65%          3.68%
                                         ===========================================================================================

Net assets at end of period (000's)      $  41,519         $  38,391      $  42,463      $  36,087      $  40,424      $  40,012
                                         ===========================================================================================

Ratio of net expenses
   to average net assets                      1.33%(B)          1.33%          1.25%          1.25%          1.25%          1.25%

Ratio of net investment income
   to average net assets                      2.11%(B)          2.30%          3.03%          3.65%          3.97%          4.06%

Portfolio turnover rate                          5%(B)             4%             0%             3%            11%            17%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Annualized.

See accompanying notes to financial statements.


10 - Countrywide Investments


UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period   $   15.40         $   16.74      $   12.43      $   12.23      $   10.46      $   10.51
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      0.08              0.18           0.31           0.35           0.37           0.35
   Net realized and unrealized gains
     (losses) on investments                  1.62             (1.16)          4.57           0.24           1.78          (0.04)
                                         -------------------------------------------------------------------------------------------
Total from investment operations              1.70             (0.98)          4.88           0.59           2.15           0.31
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                  (0.08)            (0.18)         (0.33)         (0.37)         (0.38)         (0.36)
   Distributions from net realized gains        --             (0.18)         (0.24)         (0.02)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                          (0.08)            (0.36)         (0.57)         (0.39)         (0.38)         (0.36)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   17.02         $   15.40      $   16.74      $   12.43      $   12.23      $   10.46
                                         ===========================================================================================

Total return(A)                              11.01%            (5.92%)        39.91%          4.82%         20.78%          3.00%
                                         ===========================================================================================

Net assets at end of period (000's)      $   3,348         $   3,215      $   3,597      $   3,099      $   3,686      $   3,599
                                         ===========================================================================================

Ratio of net expenses
   to average net assets                      2.50%(B)          2.50%          2.00%          2.00%          2.00%          2.00%

Ratio of net investment income
   to average net assets                      0.94%(B)          1.13%          2.28%          2.89%          3.19%          3.41%

Portfolio turnover rate                          5%(B)             4%             0%             3%            11%            17%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Annualized.

See accompanying notes to financial statements.


                                                    Countrywide Investments - 11


EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period   $   22.12         $   19.38      $   13.76      $   12.45      $    9.84      $    9.26
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)              (0.02)             0.04           0.09           0.12           0.13           0.15
   Net realized and unrealized gains
     (losses) on investments                 (0.51)             2.73           5.76           1.35           2.60           0.59
                                         -------------------------------------------------------------------------------------------
Total from investment operations             (0.53)             2.77           5.85           1.47           2.73           0.74
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                     --             (0.03)         (0.08)         (0.12)         (0.12)         (0.16)
   Distributions from net realized gains        --                --          (0.15)         (0.04)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                             --             (0.03)         (0.23)         (0.16)         (0.12)         (0.16)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   21.59         $   22.12      $   19.38      $   13.76      $   12.45      $    9.84
                                         ===========================================================================================

Total return(A)                              (2.40%)           14.30%         42.74%         11.82%         27.90%          8.07%
                                         ===========================================================================================

Net assets at end of period (000's)      $  60,517         $  55,561      $  38,336      $  14,983      $   8,502      $   4,300
                                         ===========================================================================================

Ratio of net expenses
   to average net assets(B)                   1.29%(C)          1.31%          1.25%          1.25%          1.25%          1.25%

Ratio of net investment income (loss)
   to average net assets                     (0.15%)(C)         0.18%          0.53%          0.91%          1.06%          1.57%

Portfolio turnover rate                          2%(C)            10%             7%            38%            38%           159%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02% and 1.94% for the years ended March 31, 1997, 1996 and 1995, respectively.

(C)  Annualized.

See accompanying notes to financial statements.


12 - Countrywide Investments


EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period   $   21.86         $   19.34      $   13.77      $   12.46      $    9.86      $    9.26
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)              (0.14)            (0.19)         (0.03)          0.02           0.05           0.10
   Net realized and unrealized gains
     (losses) on investments                 (0.51)             2.71           5.75           1.35           2.60           0.57
                                         -------------------------------------------------------------------------------------------
Total from investment operations             (0.65)             2.52           5.72           1.37           2.65           0.67
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                     --                --             --          (0.02)         (0.05)         (0.07)
   Distributions from net realized gains        --                --          (0.15)         (0.04)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                             --                --          (0.15)         (0.06)         (0.05)         (0.07)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   21.21         $   21.86      $   19.34      $   13.77      $   12.46      $    9.86
                                         ===========================================================================================

Total return(A)                              (2.97%)           13.03%         41.63%         11.01%         26.90%          7.32%
                                         ===========================================================================================

Net assets at end of period (000's)      $   3,244         $   3,146      $   3,862      $   2,770      $   2,436      $   1,995
                                         ===========================================================================================

Ratio of net expenses
   to average net assets(B)                   2.39%(C)          2.41%          2.00%          2.00%          2.00%          2.00%

Ratio of net investment income (loss)
   to average net assets                     (1.25%)(C)        (0.92%)        (0.18%)         0.15%          0.38%          0.68%

Portfolio turnover rate                          2%(C)            10%             7%            38%            38%           159%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70% and 2.50% for the years ended March 31, 1997, 1996 and 1995, respectively.

(C)  Annualized.

See accompanying notes to financial statements.


                                                    Countrywide Investments - 13


GROWTH/VALUE FUND
FINANCIAL HIGHLIGHTS - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED             YEAR        SEVEN MONTHS      YEAR          PERIOD
                                         SEPT. 30,           ENDED          ENDED          ENDED         ENDED
                                           1999            MARCH 31,      MARCH 31,      AUGUST 31,     AUGUST 31,
                                        (UNAUDITED)          1999          1998(A)         1997          1996(B)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   17.50         $   16.30      $   15.90      $   11.18      $   10.00
                                         --------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                       (0.10)            (0.17)         (0.08)         (0.13)         (0.06)(C)
   Net realized and unrealized
     gains on investments                     1.72              4.84           1.05           5.39           1.24
                                         --------------------------------------------------------------------------------
Total from investment operations              1.62              4.67           0.97           5.26           1.18
                                         --------------------------------------------------------------------------------

Distributions from net realized gains           --             (3.47)         (0.57)         (0.54)            --
                                         --------------------------------------------------------------------------------

Net asset value at end of period         $   19.12         $   17.50      $   16.30      $   15.90      $   11.18
                                         ================================================================================

Total return(D)                               9.26%            29.89%          6.43%         47.11%         11.80%
                                         ================================================================================

Net assets at end of period (000's)      $  24,692         $  24,664      $  28,649      $  26,778      $  15,108
                                         ================================================================================

Ratio of net expenses
   to average net assets(E)                   1.66%(F)          1.66%          1.66%(F)       1.95%          1.95%(F)

Ratio of net investment loss
   to average net assets                     (1.11%)(F)        (0.93%)        (0.91%)(F)     (1.03%)        (0.62%)(F)

Portfolio turnover rate                         36%(F)            59%            62%(F)         52%            21%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F) for the period ended August 31, 1996.

(F)  Annualized.

See accompanying notes to financial statements.


14 - Countrywide Investments

GROWTH/VALUE FUND
FINANCIAL HIGHLIGHTS - CLASS C
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                            PERIOD
                                                             ENDED
                                                           SEPT. 30,
                                                            1999(A)
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                     $   18.65
                                                           ----------

Income from investment operations:
   Net investment loss                                         (0.03)
   Net realized and unrealized gains on investments             0.49
                                                           ----------
Total from investment operations                                0.46
                                                           ----------

Net asset value at end of period                           $   19.11
                                                           ==========

Total return(B)                                                 2.47%
                                                           ==========

Net assets at end of period (000's)                        $     443
                                                           ==========

Ratio of net expenses to average net assets                     2.41%(C)

Ratio of net investment loss to average net assets             (2.03%)(C)

Portfolio turnover rate                                           36%(C)

(A) Represents the period from the initial public offering of Class C shares (August 2, 1999) through September 30, 1999.

(B)  Total return shown excludes the effect of applicable sales loads.

(C)  Annualized.

See accompanying notes to financial statements.


                                                    Countrywide Investments - 15


AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED             YEAR        SEVEN MONTHS      YEAR          PERIOD
                                         SEPT. 30,           ENDED          ENDED          ENDED         ENDED
                                           1999            MARCH 31,      MARCH 31,      AUGUST 31,     AUGUST 31,
                                        (UNAUDITED)          1999          1998(A)         1997          1996(B)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   15.73         $   15.81      $   16.29      $   10.95      $   10.00
                                         --------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss                       (0.14)            (0.27)         (0.15)         (0.17)         (0.11)(C)
   Net realized and unrealized gains
     (losses) on investments                  2.43              2.67          (0.33)          5.54           1.06
                                         --------------------------------------------------------------------------------
Total from investment operations              2.29              2.40          (0.48)          5.37           0.95
                                         --------------------------------------------------------------------------------

Distributions from net realized gains           --             (2.48)            --          (0.03)            --
                                         --------------------------------------------------------------------------------

Net asset value at end of period         $   18.02         $   15.73      $   15.81      $   16.29      $   10.95
                                         ================================================================================

Total return(D)                              14.56%            15.46%         (2.95%)        49.09%          9.50%
                                         ================================================================================

Net assets at end of period (000's)      $  10,692         $  11,402      $  15,495      $  13,984      $   6,550
                                         ================================================================================

Ratio of net expenses
   to average net assets(E)                   1.95%(F)          1.95%          1.95%(F)       1.94%          1.95%(F)

Ratio of net investment loss
   to average net assets                     (1.74%)(F)        (1.52%)        (1.66%)(F)     (1.57%)        (1.26%)(F)

Portfolio turnover rate                         17%(F)            93%            40%(F)         51%            16%

Amount of debt outstanding at
   end of period                         $      --         $      --            n/a            n/a           n/a

Average daily amount of debt
   outstanding during the
   period (000's)                        $     550         $      80            n/a            n/a            n/a

Average daily number of capital shares
   outstanding during the
   period (000's)                              593               818            n/a            n/a            n/a

Average amount of debt per share
   during the period                     $    0.93         $    0.10            n/a            n/a            n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.86%(F), 2.00%, 2.62% and 5.05%(F) for the periods ended September 30, 1999, March 31, 1999, August 31, 1997 and August 31, 1996, respectively (Note 6).

(F)  Annualized.

See accompanying notes to financial statements.


16 - Countrywide Investments

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
The Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund (individually, a Fund, and collectively, the Funds) are each a series of Countrywide Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Utility Fund seeks current income and capital appreciation by investing primarily in common stocks of public utilities. The Fund invests in a diversified portfolio of common, preferred and convertible preferred stocks of domestic public utilities that currently pay dividends and which have been operating for at least three years. Public utilities are those companies that are involved in the production, supply or distribution of electricity, natural gas, telecommunications and water.

The Equity Fund seeks long-term growth of capital, current income and growth of income by investing primarily in dividend-paying common stocks. The Fund invests in a diversified portfolio of dividend-paying common stocks of mid and large capitalization domestic companies having at least three years operating history.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in domestic stocks of large-cap growth companies which are believed to have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a three to five year period.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund seeks growth opportunities among companies of various sizes whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in common stocks of domestic companies which are likely to benefit from new or innovative products, services or processes.

The Utility Fund, Equity Fund and, effective August 1, 1999, Growth/Value Fund each offer two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (currently sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


                                                    Countrywide Investments - 17

--------------------------------------------------------------------------------

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Utility Fund, Equity Fund and Growth/Value Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Aggressive Growth Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

Effective August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund, Equity Fund and Growth/Value Fund and shares of the Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C shares of the Utility Fund, Equity Fund and Growth/Value Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

Prior to August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund and Equity Fund and shares of the Growth/Value Fund and Aggressive Growth Fund was equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of the Utility Fund and Equity Fund was equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class C shares of the Utility Fund, Equity Fund and Growth/Value Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Utility Fund and Equity Fund and annually for the Growth/Value Fund and Aggressive Growth Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Utility Fund, Equity Fund and Growth/Value Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Growth/Value Fund and Aggressive Growth Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


18 - Countrywide Investments

--------------------------------------------------------------------------------

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1999:


-------------------------------------------------------------------------------------
                                                              GROWTH/     AGGRESSIVE
                                   UTILITY      EQUITY         VALUE        GROWTH
                                    FUND         FUND          FUND          FUND
-------------------------------------------------------------------------------------

Gross unrealized appreciation    $  17,684     $ 20,760      $ 10,931     $   4,908
Gross unrealized depreciation         (115)      (3,460)         (432)         (223)
                                 ---------------------------------------------------
Net unrealized appreciation      $  17,569     $ 17,300      $ 10,499     $   4,685
                                 ===================================================
Federal income tax cost          $  27,318     $ 40,058      $ 14,742     $   6,108
                                 ===================================================
-------------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the six months ended September 30, 1999:


-------------------------------------------------------------------------------------
                                                              GROWTH/     AGGRESSIVE
                                   UTILITY      EQUITY         VALUE        GROWTH
                                    FUND         FUND          FUND          FUND
-------------------------------------------------------------------------------------
Purchases of investment
   securities                    $   1,017     $  5,638      $  3,982     $     822
                                 ===================================================
Proceeds from sales and
   maturities of investment
   securities                    $   1,775     $    603      $  4,408     $   2,592
                                 ===================================================
-------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES
The President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (CII), the Trust's investment adviser or manager and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's administrator, transfer agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
CII manages the investments of the Utility Fund and Equity Fund and provides general investment supervisory services for the Growth/Value Fund and Aggressive Growth Fund under the terms of separate Management Agreements. Under the Management Agreements, the Utility Fund and Equity Fund each pay CII a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Growth/Value Fund and Aggressive Growth Fund each pay CII a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million.


                                                    Countrywide Investments - 19

--------------------------------------------------------------------------------

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by CII to manage the investments of the Growth/Value Fund and Aggressive Growth Fund. CII (not the Funds) pays Mastrapasqua a fee for these services.

In order to voluntarily reduce operating expenses of the Aggressive Growth Fund, CII waived $24,155 of its investment advisory fees during the six months ended September 30, 1999.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net asset levels, of $3,000 from each of the Utility Fund and Growth/Value Fund, $3,500 from the Equity Fund and $2,000 from the Aggressive Growth Fund. In addition, each Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
CII is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and CII, CII earned $4,721, $2,640, $3,654 and $581 from underwriting and broker commissions on the sale of shares of the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund, respectively, during the six months ended September 30, 1999. In addition, CII collected $159 and $150 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund and Equity Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse CII for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse CII for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
Firstar Bank, N.A., which serves as the custodian for the Growth/Value Fund and Aggressive Growth Fund, was a significant shareholder of record of each Fund as of September 30, 1999. Under the terms of its Custodian Agreements, Firstar Bank receives from each Fund an asset-based fee plus certain transaction charges.


20 - Countrywide Investments

--------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:


--------------------------------------------------------------------------------------
                                      UTILITY FUND                 EQUITY FUND
--------------------------------------------------------------------------------------
                                 SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                    ENDED        ENDED         ENDED         ENDED
                                  SEPT. 30,    MARCH 31,     SEPT. 30,     MARCH 31,
                                    1999         1999          1999          1999
--------------------------------------------------------------------------------------
CLASS A
Shares sold                            144          276           411           818
Shares reinvested                       23           75            --             3
Shares redeemed                       (219)        (395)         (119)         (288)
                                 ---------------------------------------------------
Net increase (decrease) in shares
   outstanding                         (52)         (44)          292           533
Shares outstanding, beginning
   of period                         2,489        2,533         2,511         1,978
                                 ===================================================
Shares outstanding, end
   of period                         2,437        2,489         2,803         2,511
                                 ===================================================
CLASS C
Shares sold                             15           26            14            29
Shares reinvested                        1            4            --            --
Shares redeemed                        (28)         (36)           (5)          (85)
                                 ---------------------------------------------------
Net increase (decrease) in shares
   outstanding                         (12)          (6)            9           (56)
Shares outstanding, beginning
   of period                           209          215           144           200
                                 ---------------------------------------------------
Shares outstanding, end of period      197          209           153           144
                                 ===================================================
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                    GROWTH/VALUE FUND        AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------------
                                 SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                    ENDED        ENDED         ENDED         ENDED
                                  SEPT. 30,    MARCH 31,     SEPT. 30,     MARCH 31,
                                    1999         1999          1999          1999
--------------------------------------------------------------------------------------
CLASS A
Shares sold                            296          264           112           216
Shares reinvested                       --          150            --            64
Shares redeemed                       (415)        (761)         (244)         (535)
                                 ---------------------------------------------------
Net decrease in shares
   outstanding                        (119)        (347)         (132)         (255)
Shares outstanding, beginning
   of period                         1,410        1,757           725           980
                                 ---------------------------------------------------
Shares outstanding, end of period    1,291        1,410           593           725
                                 ===================================================
CLASS C
Shares sold                             24           --
Shares reinvested                       --           --
Shares redeemed                         (1)          --
                                 ------------------------
Net increase in shares outstanding      23           --
Shares outstanding, beginning
   of period                            --           --
                                 ------------------------
Shares outstanding, end of period       23           --
                                 ========================
------------------------------------------------------------------------------------


                                                    Countrywide Investments - 21

--------------------------------------------------------------------------------

6.  BORROWINGS
The Growth/Value Fund and Aggressive Growth Fund each have a Loan Agreement with Firstar Bank, N.A., to be used for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $1,500,000 for the Growth/Value Fund and $3,000,000 for the Aggressive Growth Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of September 30, 1999, neither Fund had outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the six months ended September 30, 1999 for the Aggressive Growth Fund was $1,400,000 at a weighted average interest rate of 7.82%. For the six months ended September 30, 1999, the Aggressive Growth Fund incurred, and CII reimbursed, $19,835 of interest expense on such borrowings.


22 - Countrywide Investments


UTILITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------
                                                                               MARKET
                                                                                VALUE
COMMON STOCKS -- 95.1%                                            SHARES      (000's)
---------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 42.1%
Ameritech Corp.                                                   40,000   $   2,687
AT&T Corp.                                                        45,000       1,958
Bell Atlantic Corp.                                               50,000       3,366
BellSouth Corp.                                                   75,000       3,375
GTE Corp.                                                         45,000       3,459
Lucent Technologies, Inc.                                         38,888       2,523
Nortel Networks Corp.                                             30,000       1,530
                                                                           ----------
                                                                           $  18,898
                                                                           ----------
ELECTRIC UTILITIES -- 40.9%
AES Corp.*                                                        45,000   $   2,655
Cinergy Corp.                                                     50,000       1,416
Cleco Corp.                                                       30,000         973
CMS Energy Corp.                                                  60,000       2,036
Constellation Energy Group                                        50,050       1,408
DPL, Inc.                                                         75,000       1,322
Duke Power Co.                                                    42,000       2,315
FPL Group, Inc.                                                   45,000       2,267
Kansas City Power & Light Co.                                     50,000       1,209
Northern States Power Co.                                         60,000       1,294
Scana Corp.                                                       60,000       1,451
                                                                           ----------
                                                                           $  18,346
                                                                           ----------
GAS COMPANIES -- 7.6%
MCN Corp.                                                         70,000   $   1,203
Oneok, Inc.                                                       25,000         758
Wicor, Inc.                                                       50,000       1,453
                                                                           ----------
                                                                           $   3,414
                                                                           ----------
WATER COMPANIES -- 4.5%
American Water Works, Inc.                                        70,000   $   2,025
                                                                           ----------

Total Common Stocks (Cost $25,121)                                         $  42,683
                                                                           ----------


---------------------------------------------------------------------------------------
                                                                   PAR       MARKET
                                                                  VALUE       VALUE
CORPORATE BONDS -- 2.4%                                           (000's)     (000's)
---------------------------------------------------------------------------------------
New York Telephone Co., 9.375%, 7/15/31
   (Amortized Cost $1,087)                                     $   1,000   $   1,094
                                                               ==========  ----------


                                                    Countrywide Investments - 23

UTILITY FUND (CONTINUED)
---------------------------------------------------------------------------------------

                                                                   PAR       MARKET
                                                                  VALUE       VALUE
COMMERCIAL PAPER -- 2.5%                                          (000's)     (000's)

---------------------------------------------------------------------------------------

BP America, 10/01/99 (Amortized Cost $1,110)                   $   1,110   $   1,110
                                                               ==========  ----------

TOTAL INVESTMENT SECURITIES-- 100.0% (Amortized Cost $27,318)              $  44,887

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.0%)                                   (20)
                                                                           ----------

NET ASSETS-- 100.0%                                                        $  44,867
                                                                           ==========

* Non-income producing security.

See accompanying notes to financial statements.


24 - Countrywide Investments


EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------
                                                                               MARKET
                                                                                VALUE
COMMON STOCKS -- 89.9%                                            SHARES      (000's)
---------------------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL -- 25.6%
Abbott Laboratories                                               45,000   $   1,654
Albertson's, Inc.                                                 30,000       1,187
American Home Products Corp.                                      20,000         830
Johnson & Johnson                                                 22,000       2,021
Medtronic, Inc.                                                   60,000       2,130
Merck & Co., Inc.                                                 20,000       1,296
Newell Rubbermaid, Inc.                                           30,000         857
PepsiCo, Inc.                                                     35,000       1,059
Pfizer, Inc.                                                      60,000       2,156
Procter & Gamble Co.                                              25,000       2,344
Sara Lee Corp.                                                    34,000         797
                                                                           ----------
                                                                           $  16,331
                                                                           ----------
TECHNOLOGY -- 24.4%
Compaq Computer Corp.                                             40,000   $     918
Hewlett-Packard Co.                                               17,500       1,610
Intel Corp.                                                       40,000       2,973
Lucent Technologies, Inc.                                          7,776         504
MCI WorldCom, Inc.*                                               22,000       1,581
Motorola, Inc.                                                     9,000         792
Nortel Networks Corp.                                             50,000       2,550
Sun Microsystems, Inc.*                                           50,000       4,650
                                                                           ----------
                                                                           $  15,578
                                                                           ----------
FINANCIAL SERVICES -- 14.5%
AFLAC, Inc.                                                       40,000   $   1,675
American International Group                                      20,625       1,793
Bank of New York Co., Inc.                                        60,000       2,006
Freddie Mac                                                       30,000       1,560
Horace Mann Educators Corp.                                       40,000       1,032
Wells Fargo Co.                                                   30,000       1,189
                                                                           ----------
                                                                           $   9,255
                                                                           ----------
CONSUMER, CYCLICAL -- 11.5%
Gap, Inc.                                                         67,500   $   2,160
Mattel, Inc.                                                      55,000       1,045
McDonald's Corp.                                                  46,000       1,978
The TJX Companies, Inc.                                           40,000       1,123
The Walt Disney Co.                                               39,000       1,009
                                                                           ----------
                                                                           $   7,315
                                                                           ----------
ENERGY -- 5.6%
Apache Corp.                                                      35,000   $   1,512
Enron Corp.                                                       50,000       2,062
                                                                           ----------
                                                                           $   3,574
                                                                           ----------
CONGLOMERATES -- 3.1%
General Electric Co.                                              17,000   $   2,015
                                                                           ----------


                                                    Countrywide Investments - 25


EQUITY FUND (CONTINUED)

---------------------------------------------------------------------------------------
                                                                               MARKET
                                                                                VALUE
COMMON STOCKS -- 89.9% (CONTINUED)                                SHARES      (000's)
---------------------------------------------------------------------------------------
INDUSTRIAL -- 2.8%
Diebold, Inc.                                                     30,000   $     694
Emerson Electric Co.                                              17,000       1,074
                                                                           ----------
                                                                           $   1,768
                                                                           ----------
BASIC MATERIALS -- 2.4%
duPont (E.I.) de Nemours & Co.                                    25,000   $   1,522
                                                                           ----------

TOTAL COMMON STOCKS (Cost $40,058)                                         $  57,358
                                                                           ----------




---------------------------------------------------------------------------------------
                                                                     FACE      MARKET
                                                                    VALUE       VALUE
REPURCHASE AGREEMENTS(1) -- 10.1%                                 (000's)     (000's)
---------------------------------------------------------------------------------------
Nesbitt Burns Securities, Inc., 5.05%, dated 9/30/99,
   due 10/01/99, repurchase proceeds $6,411 (Cost $6,410)      $   6,410   $   6,410
                                                               ==========  ----------

TOTAL COMMON STOCKS AND REPURCHASE AGREEMENTS-- 100.0%                     $  63,768

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.0%)                                    (7)
                                                                           ----------

NET ASSETS-- 100.0%                                                        $  63,761
                                                                           ==========

*    Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


26 - Countrywide Investments


GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------
                                                                               MARKET
                                                                                VALUE
COMMON STOCKS -- 97.8%                                            SHARES      (000's)
---------------------------------------------------------------------------------------
TECHNOLOGY -- 57.9%
Applied Materials, Inc.*                                          21,000   $   1,635
Compuware Corp.*                                                  20,000         521
EMC Corp.*                                                        22,000       1,572
Intel Corp.                                                       12,000         892
International Business Machines Corp. (IBM)                        7,000         850
Novell, Inc.*                                                     89,000       1,841
Oracle Corp.*                                                     57,750       2,628
Sun Microsystems, Inc.*                                           40,000       3,720
Teradyne, Inc.*                                                   11,600         409
Texas Instruments, Inc.                                            6,000         494
                                                                           ----------
                                                                           $  14,562
                                                                           ----------
HEALTH CARE -- 20.6%
Amgen, Inc.*                                                      10,000   $     815
Bristol-Myers Squibb Co.                                          16,000       1,080
IDEC Pharmaceuticals Corp.*                                        4,700         442
Merck & Co., Inc.                                                  7,000         454
PE Corp. - PE Biosystems Group                                    10,000         722
Pharmacia & Upjohn, Inc.                                          16,000         794
Schering-Plough Corp.                                             20,000         873
                                                                           ----------
                                                                           $   5,180
                                                                           ----------
AEROSPACE/DEFENSE -- 4.8%
General Dynamics Corp.                                            11,200   $     699
Northrop Grumman Corp.                                             8,000         509
                                                                           ----------
                                                                           $   1,208
                                                                           ----------
ENTERTAINMENT -- 4.3%
Carnival Corp. - Class A                                          25,000   $   1,087
                                                                           ----------
FINANCIAL SERVICES -- 3.7%
Concord EFS, Inc.*                                                44,550   $     919
                                                                           ----------
RETAIL -- 2.4%
CVS Corp.                                                         15,000   $     612
                                                                           ----------
UTILITIES -- 1.8%
Montana Power Co.                                                 15,000   $     456
                                                                           ----------
TELECOMMUNICATIONS -- 1.6%
Broadcom Corp. - Class A*                                          3,600   $     392
                                                                           ----------
TRANSPORTATION -- 0.7%
MotivePower Industries, Inc.*                                     15,000   $     165
                                                                           ----------

TOTAL COMMON STOCKS (Cost $14,082)                                         $  24,581
                                                                           ----------


                                                    Countrywide Investments - 27


GROWTH/VALUE FUND (CONTINUED)
---------------------------------------------------------------------------------------
                                                                   PAR       MARKET
                                                                  VALUE       VALUE
U. S. GOVERNMENT AGENCY ISSUES-- 2.6%                            (000's)     (000's)
---------------------------------------------------------------------------------------
FNMA Discount Note, 10/01/99 (Amortized Cost $660)             $     660   $     660
                                                               ==========  ----------

TOTAL INVESTMENT SECURITIES-- 100.4% (Amortized Cost $14,742)              $  25,241

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4%)                                  (106)
                                                                           ----------

NET ASSETS-- 100.0%                                                        $  25,135
                                                                           ==========

* Non-income producing security.

See accompanying notes to financial statements.


28 - Countrywide Investments


AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------
                                                                               MARKET
                                                                                VALUE
COMMON STOCKS -- 100.9%                                           SHARES      (000's)
---------------------------------------------------------------------------------------
TECHNOLOGY -- 58.7%
Compuware Corp.*                                                  25,000   $     652
EMC Corp.*                                                        10,000         714
Intel Corp.                                                        9,000         669
Novell, Inc.*                                                     50,000       1,034
Oracle Corp.*                                                     16,875         768
SMART Modular Technologies, Inc.*                                 30,000       1,022
Sun Microsystems, Inc.*                                           10,000         930
Teradyne, Inc.*                                                   14,000         493
                                                                           ----------
                                                                           $   6,282
                                                                           ----------
HEALTH CARE -- 25.5%
Amgen, Inc.*                                                       6,000   $     489
Biogen, Inc.*                                                      8,000         631
Elan Corp. plc - ADR*                                              6,000         201
Genentech, Inc.*                                                   3,500         512
IDEC Pharmaceuticals Corp.*                                        1,800         169
PE Corp. - PE Biosystems Group                                     3,800         275
Pharmacia & Upjohn, Inc.                                           9,000         447
                                                                           ----------
                                                                           $   2,724
                                                                           ----------
TELECOMMUNICATIONS -- 6.2%
JDS Uniphase Corp.*                                                5,800   $     660
                                                                           ----------
ENTERTAINMENT -- 4.0%
Carnival Corp. - Class A                                          10,000   $     435
                                                                           ----------
RETAIL -- 3.8%
CVS Corp.                                                          5,500   $     224
Shop at Home, Inc.*                                               20,000         180
                                                                           ----------
                                                                           $     404
                                                                           ----------
TRANSPORTATION -- 2.7%
MotivePower Industries, Inc.*                                      7,500   $      83
Southwest Airlines Co.                                            13,500         205
                                                                           ----------
                                                                           $     288
                                                                           ----------

TOTAL COMMON STOCKS-- 100.9% (COST $6,108)                                 $  10,793

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.9%)                                  (101)
                                                                           ----------

NET ASSETS-- 100.0%                                                        $  10,692
                                                                           ==========

* Non-income producing security.
ADR - American depository receipt.

See accompanying notes to financial statements.



                                                    Countrywide Investments - 29

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
OCTOBER 27, 1999
--------------------------------------------------------------------------------

On October 27, 1999, a Special Meeting of Shareholders of Countrywide Strategic Trust (the Trust) was held (1) to approve or disapprove new investment advisory agreements with Countrywide Investments, Inc., (2) to approve or disapprove new subadvisory agreements with Mastrapasqua & Associates, Inc. with respect to the Growth/Value Fund and Aggressive Growth Fund, (3) to elect nine trustees and (4) to ratify or reject the selection of Arthur Andersen LLP as the Trust's independent public accountants for the fiscal year ending March 31, 2000. The total number of shares of the Trust present by proxy represented 68.0% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreements by each Fund was as follows:

------------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                 ---------------------------------------------------
                                         FOR             AGAINST          ABSTAIN
------------------------------------------------------------------------------------
Utility Fund                       1,419,359.227      10,442.268        31,261.879
Equity Fund                        2,024,821.656       2,420.277        27,228.625
Growth/Value Fund                    974,237.511       1,312.205         6,067.362
Aggressive Growth Fund               459,393.774         599.476           335.120
------------------------------------------------------------------------------------


The results of the voting for or against the approval of the new subadvisory agreements by the Growth/Value Fund and Aggressive Growth Fund was as follows:

------------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                 ---------------------------------------------------
                                         FOR             AGAINST          ABSTAIN
------------------------------------------------------------------------------------
Growth/Value Fund                    973,087.560       2,386.459         6,143.059
Aggressive Growth Fund               459,313.695         599.476           415.199
------------------------------------------------------------------------------------

The results of the voting for the election of trustees was as follows:

------------------------------------------------------------------------------------
                                                        WITHHOLD
NOMINEES                            FOR ELECTION        AUTHORITY         STATUS
------------------------------------------------------------------------------------
William O. Coleman                 4,916,862.312      40,617.068        New Trustee
Phillip R. Cox                     4,916,658.805      40,820.575        New Trustee
H. Jerome Lerner                   4,916,063.001      41,416.379         Incumbent
Robert H. Leshner                  4,916,862.312      40,617.068         Incumbent
Jill T. McGruder                   4,916,648.817      40,830.563        New Trustee
Oscar P. Robertson                 4,907,373.918      50,105.462         Incumbent
Nelson Schwab, Jr.                 4,915,206.854      42,272.526        New Trustee
Robert E. Stautberg                4,916,862.312      40,617.068        New Trustee
Joseph S. Stern, Jr.               4,907,945.634      49,533.746        New Trustee
------------------------------------------------------------------------------------


The results of the voting for or against the ratification of Arthur Andersen LLP as independent public accountants by each Fund was as follows:


------------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                         FOR             AGAINST          ABSTAIN
------------------------------------------------------------------------------------
Utility Fund                       1,430,679.854       2,814.237        27,569.283
Equity Fund                        2,029,342.815       1,044.546        24,083.197
Growth/Value Fund                    975,459.363       3,725.603         2,432.112
Aggressive Growth Fund               457,754.758       2,176.928           396.684
------------------------------------------------------------------------------------


30 - Countrywide Investments

                      This Page Intentionally Left Blank.



                                                    Countrywide Investments - 31

COUNTRYWIDE STRATEGIC TRUST
--------------------------------------------------------------------------------
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
www.countrywideinvestments.com
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050


BOARD OF TRUSTEES
--------------------------------------------------------------------------------
William O. Coleman
Phillip R. Cox
H. Jerome Lerner
Robert H. Leshner
Jill T. McGruder
Oscar P. Robertson
Nelson Schwab, Jr.
Robert E. Stautberg
Joseph S. Stern, Jr.


INVESTNEMT ADVISER/MANAGER
--------------------------------------------------------------------------------
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094


TRANSFER AGENT
--------------------------------------------------------------------------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Strategic Trust.